Description of Business and Basis of Presentation (Details) - $ / shares		Oct. 24, 2024	Sep. 30, 2024	Sep. 30, 2023
Description of Business and Basis of Presentation (Details) [Line Items]
Number of authorized shares	[1]		150,000,000	40,000,000
Common stock, par value per share (in Dollars per share)	[1]		$ 0.0001	$ 0.0001
Minimum [Member]
Description of Business and Basis of Presentation (Details) [Line Items]
Number of authorized shares		40,000,000
Maximum [Member]
Description of Business and Basis of Presentation (Details) [Line Items]
Number of authorized shares		150,000,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 14.